Premises and Equipment (Schedule of Premises and Equipment, Net Carrying Amount by Major Class of Assets) (Details) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Premises and equipment - gross	¥ 1,993,473	¥ 2,014,877
Less accumulated depreciation	1,030,925	1,019,710
Premises and equipment-net	962,548	995,167
Land [Member]
Premises and equipment - gross	391,602	399,893
Buildings [Member]
Premises and equipment - gross	694,384	680,085
Equipment and Furniture [Member]
Premises and equipment - gross	667,073	681,886
Leasehold Improvements [Member]
Premises and equipment - gross	225,407	235,807
Construction in Progress [Member]
Premises and equipment - gross	¥ 15,007	¥ 17,206